Client Name:	TPMT 2017-1

Pay History Export

Loans in Report:	4

Loan Number	Seller Loan Number	Redacted Loan Number	Borrower Last Name	Street	City	State	Postal Code	Current Rate	Current P&I	Current Balance	Pay History In File - Available For Review	Collection Comments In File/Available For Review	Pay History Doc As Of	Next Due Date	Verified Pmts Applied to PMI	Early Payment Default	Current Contractual P&I	Pay History - Current Escrow - Impound Payment
xxx	xxx	B80B4434-1DE7-4342-90E5-D62F3387407A	Missing	Missing	xxx	GA	xxx	4.320	(No Data)	73427.44	Yes	(No Data)	10/01/2013	10/01/2013	No	Not Applicable	410.93	107.33
xxx	xxx	522470F7-8AB0-461D-BC5A-A32C15326833	Missing	Missing	xxx	GA	xxx	2.783	(No Data)	171820.48	Yes	(No Data)	10/01/2013	10/01/2013	No	Not Applicable	755.89	220.81
xxx	xxx	2F821B6F-4413-4D65-A918-B79071288AFF	Missing	Missing	xxx	NY	xxx	5.500	(No Data)	96420.55	Yes	(No Data)	10/01/2013	10/01/2013	No	Not Applicable	603.68	502.62
xxx	xxx	56F513C7-6AD4-43D1-9935-9094A4B5247D	Missing	Missing	xxx	IL	xxx	9.250	(No Data)	94329.25	Yes	(No Data)	10/01/2013	11/01/2013	No	Not Applicable	818.16	0.42

Loan Number	Seller Loan Number	Redacted Loan Number	Total Monthly Payment	Interest Paid Through Date	P&I Changed in Last 12 Months	Payment String	Pay History - Delinquent Days	Pay History - Unpaid	Pay History - MUNI	Pay History - Months Rpt	Late Payments x30	Late Payments x60	Late Payments x90	Late Payments x120	Late Payments x150	Late Payments x180	Late Payments x210	Late Payments x240 Plus	Pay History Comments	Collection Comments
xxx	xxx	B80B4434-1DE7-4342-90E5-D62F3387407A	518.26	09/01/2013	No	111111101100000000101101	0	0	0	24	13	0	0	0	0	0	0	0	(No Data)	(No Data)
xxx	xxx	522470F7-8AB0-461D-BC5A-A32C15326833	976.7	09/01/2013	No	100000000000000000000000	0	0	0	24	1	0	0	0	0	0	0	0	(No Data)	(No Data)
xxx	xxx	2F821B6F-4413-4D65-A918-B79071288AFF	1106.3	09/01/2013	No	110000000000000000000000	0	0	0	24	2	0	0	0	0	0	0	0	(No Data)	(No Data)
xxx	xxx	56F513C7-6AD4-43D1-9935-9094A4B5247D	818.58	10/01/2013	No	000000000000000000000000	0	0	0	24	0	0	0	0	0	0	0	0	(No Data)	(No Data)

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